Note F - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%
Income Taxes Paid	$ 13,500,000	$ 19,400,000	$ 13,200,000
Deferred Tax Assets, Valuation Allowance	277,000	336,000	162,000
Unrecognized Tax Benefits	567,000	576,000	$ 516,000	$ 421,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	447,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	56,000
Tax Credit Carryforward, Amount	533,000	545,000
Income Tax Examination, Penalties and Interest Accrued	116,000	$ 99,000
Undistributed Earnings of Foreign Subsidiaries	19,800,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	$ 1,400,000